Schedule of property, plant, and equipment useful life (Details)	12 Months Ended
Dec. 31, 2025
Electric vehicles [member]
IfrsStatementLineItems [Line Items]
Amortization useful life	8 years
Self-driving vehicles [member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
Equipment tools furniture and fittings [member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
Charging equipment [member]
IfrsStatementLineItems [Line Items]
Amortization useful life	5 years
IT equipment [member]
IfrsStatementLineItems [Line Items]
Amortization useful life	3 years